UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       MARKET
 SHARES                                                                 VALUE
---------                                                           ------------

COMMON STOCKS+ - 102.2%

          AEROSPACE & DEFENSE - 2.8%
  204,300 United Technologies Corp. .............................   $ 10,590,912
                                                                    ------------

          AIR FREIGHT & LOGISTICS - 2.3%
   99,200 FedEx Corp. ...........................................      8,643,296
                                                                    ------------

          BIOTECHNOLOGY - 2.6%
   80,700 Amgen, Inc.* ..........................................      6,429,369
   43,400 Genentech, Inc.* ......................................      3,654,714
                                                                    ------------
                                                                      10,084,083
                                                                    ------------

          CAPITAL MARKETS - 10.2%
   56,700 Legg Mason, Inc. ......................................      6,219,423
  128,500 Lehman Brothers Holdings, Inc. ........................     14,967,680
   76,700 The Bear Stearns Companies, Inc. ......................      8,417,825
   77,000 The Goldman Sachs Group, Inc. .........................      9,361,660
                                                                    ------------
                                                                      38,966,588
                                                                    ------------

          CHEMICALS - 0.9%
   83,300 The Dow Chemical Company ..............................      3,471,111
                                                                    ------------

          COMMERCIAL BANKS - 3.2%
  166,700 Bank of America Corp. .................................      7,018,070
  107,900 Wachovia Corp. ........................................      5,134,961
                                                                    ------------
                                                                      12,153,031
                                                                    ------------

          COMMUNICATIONS EQUIPMENT - 6.8%
  316,100 Cisco Systems, Inc.* ..................................      5,667,673
  380,700 Motorola, Inc. ........................................      8,409,663
  264,600 QUALCOMM, Inc. ........................................     11,840,850
                                                                    ------------
                                                                      25,918,186
                                                                    ------------

          COMPUTERS & PERIPHERALS - 5.0%
  175,600 Apple Computer, Inc.* .................................      9,413,916
  284,100 Dell Inc.* ............................................      9,716,220
                                                                    ------------
                                                                      19,130,136
                                                                    ------------

          CONSUMER FINANCE - 0.9%
   56,600 American Express Company ..............................      3,251,104
                                                                    ------------

          ENERGY EQUIPMENT & SERVICES - 2.2%
   77,600 Baker Hughes Inc. .....................................      4,631,168
  104,900 BJ Services Company ...................................      3,775,351
                                                                    ------------
                                                                       8,406,519
                                                                    ------------

          FOOD & STAPLES RETAILING - 0.9%
  123,700 CVS Corp. .............................................      3,588,537
                                                                    ------------

          HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
  108,200 Medtronic, Inc. .......................................      5,801,684
  164,300 Zimmer Holdings, Inc.* ................................     11,318,627
                                                                    ------------
                                                                      17,120,311
                                                                    ------------


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       MARKET
 SHARES                                                                 VALUE
---------                                                           ------------

COMMON STOCKS+ - CONTINUED

          HEALTH CARE PROVIDERS & SERVICES - 11.8%
  118,800 Cardinal Health, Inc. .................................   $  7,536,672
  151,500 Coventry Health Care, Inc.* ...........................     13,032,030
  128,000 Quest Diagnostics, Inc. ...............................      6,469,120
  320,700 UnitedHealth Group, Inc. ..............................     18,023,340
                                                                    ------------
                                                                      45,061,162
                                                                    ------------

          HOTELS, RESTAURANTS & LEISURE - 3.7%
   92,600 Harrah's Entertainment, Inc. ..........................      6,036,594
  179,600 MGM MIRAGE* ...........................................      7,861,092
                                                                    ------------
                                                                      13,897,686
                                                                    ------------

          HOUSEHOLD DURABLES - 4.1%
   99,500 Centex Corp. ..........................................      6,425,710
  154,300 Lennar Corp., Class A .................................      9,220,968
                                                                    ------------
                                                                      15,646,678
                                                                    ------------

          HOUSEHOLD PRODUCTS - 2.8%
  179,500 The Procter & Gamble Company ..........................     10,673,070
                                                                    ------------

          INDUSTRIAL CONGLOMERATES - 2.0%
  223,700 General Electric Company ..............................      7,531,979
                                                                    ------------

          MACHINERY - 3.8%
  244,500 Caterpillar, Inc. .....................................     14,364,375
                                                                    ------------

          METALS & MINING - 2.9%
   85,700 Phelps Dodge Corp. ....................................     11,135,001
                                                                    ------------

          MULTILINE RETAIL - 2.5%
   84,000 Federated Department Stores, Inc. .....................      5,617,080
  112,000 Nordstrom, Inc. .......................................      3,843,840
                                                                    ------------
                                                                       9,460,920
                                                                    ------------

          OIL, GAS & CONSUMABLE FUELS - 8.9%
   53,000 Apache Corp. ..........................................      3,986,660
  211,100 Exxon Mobil Corp. .....................................     13,413,294
   43,800 Occidental Petroleum Corp. ............................      3,741,834
  112,600 Valero Energy Corp. ...................................     12,730,556
                                                                    ------------
                                                                      33,872,344
                                                                    ------------

          PHARMACEUTICALS - 0.9%
  143,900 Pfizer, Inc. ..........................................      3,593,183
                                                                    ------------

          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
   97,300 Broadcom Corp., Class A* ..............................      4,564,343
  343,600 Intel Corp. ...........................................      8,469,740
  228,200 Texas Instruments Inc. ................................      7,735,980
                                                                    ------------
                                                                      20,770,063
                                                                    ------------


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
 SHARES                                                               VALUE
---------                                                          ------------

COMMON STOCKS+ - CONTINUED

            SOFTWARE - 4.6%
    226,900 Amdocs Ltd.* ........................................  $  6,291,937
    694,800 BEA Systems, Inc.* ..................................     6,239,304
    223,100 Symantec Corp.* .....................................     5,055,446
                                                                   ------------
                                                                     17,586,687
                                                                   ------------

            SPECIALTY RETAIL - 3.7%
    155,950 Best Buy Company, Inc. ..............................     6,788,504
    114,700 Lowe's Companies, Inc. ..............................     7,386,680
                                                                   ------------
                                                                     14,175,184
                                                                   ------------

            WIRELESS TELECOMMUNICATION SERVICES - 2.7%
    158,000 ALLTEL Corp. ........................................    10,287,380
                                                                   ------------

            TOTAL COMMON STOCKS+ ................................   389,379,526
            (Cost $390,794,477)                                    ------------

U.S. TREASURY BILL - 0.8%

  3,000,000 United States Treasury Bill, 3.163% ++, 10/06/05  ...     2,998,682
                                                                   ------------

            TOTAL U.S. TREASURY BILL ............................     2,998,682
            (Cost $2,998,682)                                      ------------

            TOTAL INVESTMENTS - 103.0% ..........................   392,378,208
            (Cost $393,793,159)**

            CALL OPTIONS WRITTEN - (3.8)% .......................   (14,464,244)
            (Premiums received $14,044,570)

            PUT OPTIONS WRITTEN - (0.0)% ........................       (15,250)
            (Premiums Received $23,976)

            NET OTHER ASSETS & LIABILITIES - 0.8% ...............     3,184,361
                                                                   ------------
            NET ASSETS - 100.0% .................................  $381,083,075
                                                                   ============

--------------------------------------------------------------------------------

       *    Non-income producing security

      ** Aggregate cost for federal income tax and financial reporting purposes

       + Securities or partial securities on which call and put options were written; all Common Stocks are pledged as collateral.

      ++    Rate represents annualized yield at date of purchase


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF                                                             MARKET
 CONTRACTS                                                             VALUE
----------                                                         ------------

CALL OPTIONS WRITTEN - (3.8)%

              ALLTEL Corp. Calls
       516    @ 65 due Oct 05 ...................................  $    (65,790)
     1,064    @ 65 due Jan 06 ...................................      (303,240)
                                                                   ------------
                                                                       (369,030)
                                                                   ------------
              Amdocs Ltd. Calls
     1,474    @ 30 due Oct 05 ...................................       (22,110)
       795    @ 30 due Jan 06 ...................................       (65,588)
                                                                   ------------
                                                                        (87,698)
                                                                   ------------
              American Express Company Call
       566    @ 60 due Jan 06 ...................................       (84,900)
                                                                   ------------

              Amgen, Inc. Calls
       211    @ 80 due Oct 05 ...................................       (50,640)
       211    @ 85 due Oct 05 ...................................       (14,770)
       385    @ 85 due Jan 06 ...................................       (96,250)
                                                                   ------------
                                                                       (161,660)
                                                                   ------------
              Apache Corp. Call
       530    @ 80 due Jan 06 ...................................      (196,100)
                                                                   ------------

              Apple Computer, Inc. Calls
     1,463    @ 52.5 due Oct 05 .................................      (416,955)
       293    @ 55 due Oct 05 ...................................       (46,880)
                                                                   ------------
                                                                       (463,835)
                                                                   ------------
              Baker Hughes Inc. Calls
       394    @ 65 due Jan 06 ...................................       (78,800)
       382    @ 65 due Apr 06 ...................................      (126,060)
                                                                   ------------
                                                                       (204,860)
                                                                   ------------
              Bank of America Corp. Calls
     1,227    @ 42.5 due Oct 05 .................................       (67,485)
       440    @ 45 due Nov 05 ...................................        (8,800)
                                                                   ------------
                                                                        (76,285)
                                                                   ------------
              BEA Systems, Inc. Calls
     3,498    @ 10 due Dec 05 ...................................       (87,450)
     2,756    @ 10 due Jan 06 ...................................       (82,680)
                                                                   ------------
                                                                       (170,130)
                                                                   ------------
              Best Buy Company, Inc. Call
     1,559    @ 42.5 due Oct 05 .................................      (257,235)
                                                                   ------------

              BJ Services Company Calls
       537    @ 37.5 due Nov 05 .................................       (59,070)
       512    @ 37.5 due Jan 06 .................................       (97,280)
                                                                   ------------
                                                                       (156,350)
                                                                   ------------
              Broadcom Corp. Calls
       708    @ 45 due Nov 05 ...................................      (240,720)
       265    @ 45 due Jan 06 ...................................      (127,200)
                                                                   ------------
                                                                       (367,920)
                                                                   ------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF                                                             MARKET
 CONTRACTS                                                             VALUE
----------                                                         ------------

 CALL OPTIONS WRITTEN - CONTINUED

              Cardinal Health, Inc. Calls
       232    @ 65 due Nov 05 ...................................  $    (34,800)
       291    @ 65 due Dec 05 ...................................       (53,835)
       665    @ 65 due Jan 06 ...................................      (156,275)
                                                                   ------------
                                                                       (244,910)
                                                                   ------------
              Caterpillar, Inc. Calls
     1,058    @ 60 due Nov 05 ...................................      (190,440)
     1,387    @ 60 due Jan 06 ...................................      (395,295)
                                                                   ------------
                                                                       (585,735)
                                                                   ------------
              Centex Corp. Calls
       332    @ 65 due Oct 05 ...................................       (50,464)
       663    @ 70 due Oct 05 ...................................       (16,575)
                                                                   ------------
                                                                        (67,039)
                                                                   ------------
              Cisco Systems, Inc. Calls
       664    @ 20 due Oct 05 ...................................        (3,320)
     2,497    @ 20 due Jan 06 ...................................       (62,425)
                                                                   ------------
                                                                        (65,745)
                                                                   ------------
              Coventry Health Care, Inc. Calls
       758    @ 85 due Nov 05 ...................................      (303,200)
       757    @ 90 due Jan 06 ...................................      (264,950)
                                                                   ------------
                                                                       (568,150)
                                                                   ------------
              CVS Corp. Calls
       182    @ 30 due Nov 05 ...................................       (14,560)
     1,055    @ 30 due Jan 06 ...................................      (147,700)
                                                                   ------------
                                                                       (162,260)
                                                                   ------------
              Dell Inc. Call
     2,841    @ 37.5 due Nov 05 .................................       (85,230)
                                                                   ------------

              Exxon Mobil Corp. Call
     2,111    @ 65 due Jan 06 ...................................      (527,750)
                                                                   ------------

              Federated Department Stores, Inc. Calls
       278    @ 65 due Oct 05 ...................................       (84,095)
       449    @ 70 due Nov 05 ...................................       (81,942)
       113    @ 70 due Jan 06 ...................................       (35,030)
                                                                   ------------
                                                                       (201,067)
                                                                   ------------
              FedEx Corp. Calls
       662    @ 85 due Nov 05 ...................................      (258,180)
       330    @ 85 due Jan 06 ...................................      (165,000)
                                                                   ------------
                                                                       (423,180)
                                                                   ------------
              Genentech, Inc. Calls
       217    @ 85 due Oct 05 ...................................       (54,250)
       217    @ 90 due Oct 05 ...................................       (17,360)
                                                                   ------------
                                                                        (71,610)
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF                                                             MARKET
 CONTRACTS                                                             VALUE
----------                                                         ------------

CALL OPTIONS WRITTEN - CONTINUED

              General Electric Company Calls
     1,443    @ 35 due Oct 05 ...................................  $     (7,215)
       794    @ 37.5 due Dec 05 .................................        (7,940)
                                                                   ------------
                                                                        (15,155)
                                                                   ------------
              Harrah's Entertainment, Inc. Call
       926    @ 65 due Oct 05 ...................................      (180,570)
                                                                   ------------

              Intel Corp. Calls
     1,718    @ 25 due Oct 05 ...................................       (68,720)
     1,718    @ 27.5 due Jan 06 .................................       (68,720)
                                                                   ------------
                                                                       (137,440)
                                                                   ------------
              Legg Mason, Inc. Calls
       189    @ 105 due Oct 05 ..................................      (113,400)
       206    @ 110 due Oct 05 ..................................       (56,650)
       172    @ 110 due Nov 05 ..................................       (77,400)
                                                                   ------------
                                                                       (247,450)
                                                                   ------------
              Lehman Brothers Holdings, Inc. Calls
       415    @ 110 due Jan 06 ..................................      (417,075)
       870    @ 120 due Jan 06 ..................................      (330,600)
                                                                   ------------
                                                                       (747,675)
                                                                   ------------
              Lennar Corp. Call
     1,543    @ 60 due Oct 05 ...................................      (308,600)
                                                                   ------------

              Lowe's Companies, Inc. Calls
       967    @ 65 due Oct 05 ...................................      (135,380)
       180    @ 70 due Jan 06 ...................................       (26,100)
                                                                   ------------
                                                                       (161,480)
                                                                   ------------
              Medtronic, Inc. Calls
       567    @ 55 due Nov 05 ...................................       (53,865)
       515    @ 60 due Jan 06 ...................................       (18,025)
                                                                   ------------
                                                                        (71,890)
                                                                   ------------
              MGM MIRAGE Calls
     1,602    @ 45 due Oct 05 ...................................      (144,180)
       194    @ 45 due Dec 05 ...................................       (43,650)
                                                                   ------------
                                                                       (187,830)
                                                                   ------------
              Motorola, Inc. Calls
     1,595    @ 22.5 due Oct 05 .................................       (79,750)
     1,106    @ 22.5 due Jan 06 .................................      (149,310)
     1,106    @ 25 due Apr 06 ...................................      (105,070)
                                                                   ------------
                                                                       (334,130)
                                                                   ------------
              Nordstrom, Inc. Calls
       138    @ 35 due Oct 05 ...................................       (11,040)
       215    @ 35 due Jan 06 ...................................       (54,825)
       767    @ 37.5 due Jan 06 .................................      (107,380)
                                                                   ------------
                                                                       (173,245)
                                                                   ------------
              Occidental Petroleum Corp. Call
       438    @ 90 due Nov 05 ...................................       (91,980)
                                                                   ------------


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF                                                             MARKET
 CONTRACTS                                                             VALUE
----------                                                         ------------

CALL OPTIONS WRITTEN - CONTINUED

              Pfizer, Inc. Calls
       590    @ 25 due Oct 05 ...................................  $    (32,450)
       849    @ 27.5 due Jan 06 .................................       (42,450)
                                                                   ------------
                                                                        (74,900)
                                                                   ------------
              Phelps Dodge Corp. Call
       857    @ 130 due Jan 06 ..................................    (1,071,250)
                                                                   ------------

              QUALCOMM, Inc. Calls
     1,117    @ 42.5 due Jan 06 .................................      (469,140)
     1,529    @ 45 due Jan 06 ...................................      (405,185)
                                                                   ------------
                                                                       (874,325)
                                                                   ------------
              Quest Diagnostics, Inc. Call
     1,280    @ 52.5 due Nov 05 .................................       (86,400)
                                                                   ------------

              Symantec Corp. Call
     2,231    @ 22.5 due Oct 05 .................................      (156,170)
                                                                   ------------

              Texas Instruments, Inc. Call
     2,282    @ 35 due Jan 06 ...................................      (353,710)
                                                                   ------------

              The Bear Stearns Companies Inc. Call
       767    @ 105 due Oct 05 ..................................      (383,500)
                                                                   ------------

              The Dow Chemical Company Call
       833    @ 45 due Oct 05 ...................................       (12,495)
                                                                   ------------

              The Goldman Sachs Group, Inc. Calls
       570    @ 120 due Nov 05 ..................................      (235,410)
       200    @ 120 due Jan 06 ..................................      (128,000)
                                                                   ------------
                                                                       (363,410)
                                                                   ------------
              The Procter & Gamble Company Calls
     1,630    @ 57.5 due Jan 06 .................................      (521,600)
       165    @ 60 due Jan 06 ...................................       (28,875)
                                                                   ------------
                                                                       (550,475)
                                                                   ------------
              United Technologies Corp. Call
     2,043    @ 52.5 due Nov 05 .................................      (214,515)
                                                                   ------------

              UnitedHealth Group, Inc. Calls
     1,382    @ 55 due Dec 05 ...................................      (414,600)
       912    @ 55 due Jan 06 ...................................      (310,080)
       913    @ 57.5 due Jan 06 .................................      (214,555)
                                                                   ------------
                                                                       (939,235)
                                                                   ------------
              Valero Energy Corp. Calls
       563    @ 115 due Nov 05 ..................................      (388,470)
       563    @ 115 due Dec 05 ..................................      (456,030)
                                                                   ------------
                                                                       (844,500)
                                                                   ------------
              Wachovia Corp. Call
     1,079    @ 47.5 due Oct 05 .................................      (102,505)
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF                                                             MARKET
 CONTRACTS                                                             VALUE
----------                                                         ------------

CALL OPTIONS WRITTEN - CONTINUED

              Zimmer Holdings, Inc. Call
     1,643    @ 70 due Oct 05 ...................................  $   (180,730)
                                                                   ------------

              TOTAL CALL OPTIONS WRITTEN ........................  $(14,464,244)
              (Premiums Received $14,044,570)                      ============

PUT OPTIONS WRITTEN - (0.0)%

              Best Buy Company, Inc. Put
       500    @ 40 due Oct 05 ...................................  $    (10,000)
                                                                   ------------

              Zimmer Holdings, Inc. Put
       150    @ 65 due Oct 05 ...................................        (5,250)
                                                                   ------------

              TOTAL PUT OPTIONS WRITTEN .........................  $    (15,250)
              (Premiums Received $23,976)                          ============


Page 8           See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                               SEPTEMBER 30, 2005

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value as determined according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

B. OPTION CONTRACTS:

COVERED CALL OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium will be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written
(sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realized on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                               SEPTEMBER 30, 2005

when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

             2. UNREALIZED APPRECIATION/(DEPRECIATION) AND OPTIONS

As of September 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,898,577 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,313,528.

Written option activity for the Fund was as follows:

                                                      NUMBER
                                                        OF
                                                    CONTRACTS         PREMIUMS
                                                    ---------         --------

WRITTEN OPTIONS
Options outstanding at December 31, 2004 .......       84,203      $ 24,108,747
Stock splits ...................................        7,725                --
Options written ................................      461,061        79,864,127
Options expired ................................      (58,625)       (4,853,680)
Options exercised ..............................         (958)         (129,935)
Options closed .................................     (411,829)      (84,920,713)
                                                     --------      ------------
Options outstanding at September 30, 2005 ......       81,577      $ 14,068,546
                                                     ========      ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.